Accounts Receivable (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net	$ 35,016		$ 28,665
Sales taxes receivable	1,214		3,137
Lease receivable	2,094	$ 2,094	1,883
Consideration receivable from divestiture	0		2,361
Government grant receivable	1,913		6,088
Consideration receivable from sale of facility	0		3,800
Other receivables	$ 1,071		1,061
Trade and receivables		$ 41,308	$ 46,995